NOTE 10: INCOME TAXES: Schedule of Components of Income Tax Expense (Benefit) (Details) - SDA Mill, Audited - USD ($)	Nov. 30, 2017	Dec. 31, 2016
Deferred income tax assets
Net losses carried forward	$ 929,846	$ 727,743
Valuation allowance	(929,846)	(727,743)
Net deferred income tax asset	$ 0	$ 0